Accounts and transactions with related parties (Details 2) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 CLF ( )
Statement [Line Items]
Commitments made by entity, related party transactions |			3,304
Related Party Transactions Charges Credits on Income |					28,656
Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID		81,805,700-8	81,805,700-8
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 12,367		$ 3,731
Related Party Transactions Charges Credits on Income		$ 8,164		2,464
Minera Antucoya [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,079,669-7	76,079,669-7	76,079,669-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 904	$ 2,813		2,045
Related Party Transactions Charges Credits on Income	$ 641	$ 1,988		1,454
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5	76,178,803-5	76,178,803-5
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 2,400	$ 69,567		90,214
Related Party Transactions Charges Credits on Income	$ 2,400	$ 25,771		90,214
Canal 13 SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 1,333,295	$ 2,054,644		2,641,844
Related Party Transactions Charges Credits on Income	$ (1,333,295)	$ (2,054,644)		(2,641,844)
Inversiones Irsa Ltda [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	76,313,970-0	76,313,970-0	76,313,970-0
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 5,964,834	$ 14,493,784		4,522,295
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Hapag-Lloyd Chile SpA. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 63,170	$ 160,967		159,652
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Minera Centinela [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	76,727,040-2	76,727,040-2	76,727,040-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 2,691	$ 9,016		7,246
Related Party Transactions Charges Credits on Income	$ 1,902	$ 6,372		5,152
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 438,916	$ 796,617		773,056
Related Party Transactions Charges Credits on Income	$ 339,730	$ 614,988		589,466
Cervecera Kunstmann Ltda [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8	77,051,330-8	77,051,330-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 86,545	$ 135,589		113,507
Related Party Transactions Charges Credits on Income	$ (86,545)	$ (135,589)		(113,507)
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 7,256,373	$ 6,975,121		5,691,405
Related Party Transactions Charges Credits on Income	$ 4,673,700	$ 4,492,551		3,761,223
Comercial Patagona Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 475,007	$ 544,738		405,845
Related Party Transactions Charges Credits on Income	$ (475,007)	$ (544,738)		(405,845)
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 1,500,292	$ 2,289,097		2,756,584
Related Party Transactions Charges Credits on Income	$ 1,500,292	$ 2,289,097		2,756,584
Inversiones PFI Chile Ltda. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 177,330	$ 269,996		302,332
Related Party Transactions Charges Credits on Income	$ (177,330)	$ (269,996)		(302,332)
Inversiones PFI Chile Ltda. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 9,978,333	$ 10,237,934		10,555,440
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Cervecera Valdivia SA [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	79,985,340-K	79,985,340-K	79,985,340-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,499,985	$ 3,886,021		990,073
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 5,294,100	$ 4,496,965		5,432,008
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda One [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 1,033,478	$ 928,507		768,325
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Cooperativa Agrcola Control Pisquero de Elqui y Limar Ltda Two [Member] | Loan [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8	81,805,700-8	81,805,700-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Loan	Loan	Loan
Commitments made by entity, related party transactions	$ 37,013	$ 36,828		35,016
Related Party Transactions Charges Credits on Income	$ 5,767	4,285		3,863
Cooperativa Agrcola Control Pisquero de Elqui y Limar LtdaThree [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 6,468	12,367
Related Party Transactions Charges Credits on Income	$ 4,270	$ 8,164
Nestl Chile SA [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8	90,703,000-8	90,703,000-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 7,590,887	$ 4,931,641		3,922,143
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Quienco SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7	91,705,000-7	91,705,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 13,829	$ 19,952		20,362
Related Party Transactions Charges Credits on Income	$ 9,695	$ 13,932		14,330
Empresa Nacional de Energa Enex SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2	92,011,000-2	92,011,000-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 463,728	$ 444,367		277,482
Related Party Transactions Charges Credits on Income	$ (463,728)	$ (444,367)		(277,482)
Empresa Nacional de Energa Enex SA [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2	92,011,000-2	92,011,000-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 124,888	$ 200,481		227,106
Related Party Transactions Charges Credits on Income	$ (124,888)	$ (200,481)		(227,106)
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2	93,920,000-2	93,920,000-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 9,796	$ 38,007		34,966
Related Party Transactions Charges Credits on Income	$ 7,266	$ 28,630		27,973
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,078,599	$ 1,394,919		1,434,303
Related Party Transactions Charges Credits on Income	$ 765,828	$ 988,572		1,020,286
Inversiones Y Rentas S.A. [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 9,274	$ 9,176		9,106
Related Party Transactions Charges Credits on Income	$ 9,274	$ 9,176		9,106
Inversiones Y Rentas S.A. [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 46,345,861	$ 112,614,526		35,137,554
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Banchile Corredores de Bolsa S.A. [Member] | Investment [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Investments	Investments	Investments
Commitments made by entity, related party transactions	$ 488,700,000	$ 531,200,000		1,231,060,000
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Banchile Corredores de Bolsa S.A. [Member] | Investment Rescue [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Investment Rescue	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 483,900,000	$ 552,594,958		1,220,115,263
Related Party Transactions Charges Credits on Income	$ 73,833	$ 274,958		1,225,263
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 113,971	$ 86,790		35,852
Related Party Transactions Charges Credits on Income	$ 106,961	$ 81,906
Empresas Carozzi S.A. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 4,818,549	$ 5,201,040		3,823,086
Related Party Transactions Charges Credits on Income	$ 0	$ 0		0
Inversiones Punta Brava SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 734	$ 1,188		1,095
Related Party Transactions Charges Credits on Income	$ 521	$ 840	840		779
Inversiones Punta Brava SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 17,783	$ 0		87,894
Related Party Transactions Charges Credits on Income	$ (17,783)	$ 0	0		(87,894)
Transbank S.A. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9	96,689,310-9	96,689,310-9
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 279,243	$ 187,378		167,149
Related Party Transactions Charges Credits on Income	$ (279,243)	$ (187,378)	(187,378)		(167,149)
SAAM Extraportuario SA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,798,520-1	96,798,520-1	96,798,520-1
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 26,662	$ 41,188		83,711
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0		0
Radiodifusin SpA [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0	96,810,030-0	96,810,030-0
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 194,185	$ 306,153		470,325
Related Party Transactions Charges Credits on Income	$ (194,185)	$ (306,153)	(306,153)		(470,325)
Cervecera Austral SA [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 14,135,192	$ 14,235,437		10,055,050
Related Party Transactions Charges Credits on Income	$ 0	0	0		0
Cervecera Austral SA One [Member] | Dividends paid [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Dividends received
Commitments made by entity, related party transactions	$ 635,969	438,258
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Cervecera Austral SA One [Member] | Dividends received [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Dividends received	Dividends received
Commitments made by entity, related party transactions		$ 438,258		372,088
Related Party Transactions Charges Credits on Income |			0		0
Cervecera Austral SA Two [Member] | Royalties [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Royalty	Royalty	Royalty
Commitments made by entity, related party transactions	$ 583,211	$ 331,083		329,276
Related Party Transactions Charges Credits on Income	$ (583,211)	$ (331,083)	(331,083)		(329,276)
Cervecera Austral SAThree [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 334,106	$ 253,789		258,099
Related Party Transactions Charges Credits on Income	$ 334,106	$ 253,789	253,789		258,099
Cervecera Austral SA Four [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7	96,919,980-7	96,919,980-7
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 51,067	$ 71,885		38,444
Related Party Transactions Charges Credits on Income	$ 36,831	51,102	51,102		28,125
Banco de Chile [Member] | Interests [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Derivatives
Commitments made by entity, related party transactions	$ 157,275,212	75,540,396
Related Party Transactions Charges Credits on Income	$ (4,262,234)	$ 2,859
Banco de Chile [Member] | Derivatives [member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5	97,004,000-5	97,004,000-5
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Derivatives	Derivatives
Commitments made by entity, related party transactions		$ 75,540,396		42,723,097
Related Party Transactions Charges Credits on Income |			2,859		(753,383)
Banco de Chile One [Member] | Investment [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Interests
Commitments made by entity, related party transactions	$ 121,403	149,209
Related Party Transactions Charges Credits on Income	$ (121,403)	$ (149,209)
Banco de Chile One [Member] | Interests [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5	97,004,000-5	97,004,000-5
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Interests	Interests
Commitments made by entity, related party transactions		$ 149,209		165,325
Related Party Transactions Charges Credits on Income |			(149,209)		(165,325)
Banco de Chile Two [Member] | Investment [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5	97,004,000-5	97,004,000-5
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Investments	Investments
Commitments made by entity, related party transactions		$ 106,006,335		374,540,529
Related Party Transactions Charges Credits on Income |			0		0
Banco de Chile Two [Member] | Derivatives [member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Investments
Commitments made by entity, related party transactions	$ 426,057,614	106,006,335
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Banco de Chile Three [Member] | Investment Rescue [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Investment Rescue	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 422,665,655	$ 105,256,049		371,884,715
Related Party Transactions Charges Credits on Income	$ 54,456	$ 175,733	175,733		343,839
Banco de Chile Four [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 401,541	$ 393,096		368,839
Related Party Transactions Charges Credits on Income	$ (401,541)	$ (393,096)	(393,096)		(368,839)
Banco de Chile Five [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5	97,004,000-5	97,004,000-5
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 145,533	$ 246,431		247,781
Related Party Transactions Charges Credits on Income	$ 130,223	$ 223,733	223,733		218,469
Foods Compaa de Alimentos CCU SA [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 0	$ 5,515		24,944
Related Party Transactions Charges Credits on Income	$ 0	$ (5,515)	(5,515)		(24,944)
Foods Compaa de Alimentos CCU SA One [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Capital decrease	Capital decrease	Capital decrease
Commitments made by entity, related party transactions	$ 0	$ 11,200,000		0
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0		0
Foods Compaa de Alimentos CCU SA Two [Member] | Services provided [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided	Services provided
Commitments made by entity, related party transactions	$ 27,744	$ 325,857		444,677
Related Party Transactions Charges Credits on Income	$ 27,744	$ 325,857	325,857		444,677
Foods Compaa de Alimentos CCU SA Three [Member] | Consignation sales [Member]
Statement [Line Items]
Related Parties Tax ID	99,542,980-2	99,542,980-2	99,542,980-2
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Consignation sales	Consignation sales	Consignation sales
Commitments made by entity, related party transactions	$ 0	$ 956,516		3,029,169
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0		0
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID		0-E	0-E
Country of incorporation		Bolivia	Bolivia
Description of nature of related party relationship		Sales of products	Sales of products
Commitments made by entity, related party transactions		$ 0		194,516
Related Party Transactions Charges Credits on Income |			0		73,916
Central Cervecera de Colombia S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Capital contribution
Commitments made by entity, related party transactions	$ 19,287,372	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Zona Franca Central Cervecera S.A.S. [Member] | Capital contribution [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Colombia	Colombia	Colombia
Description of nature of related party relationship	Capital contribution	Capital contribution	Capital contribution
Commitments made by entity, related party transactions	$ 0	$ 13,563,816		59,505,559
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0		0
Amstel Brouwerijen B.V. [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 26,010	$ 265,594		247,395
Related Party Transactions Charges Credits on Income	$ (26,010)	$ (265,594)	(265,594)		(247,395)
Heineken Brouwerijen B.V. [Member] | Purchase of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	Purchase of products	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 10,419,088	$ 12,449,658		11,604,832
Related Party Transactions Charges Credits on Income	$ 0	$ 0	0		0
Heineken Brouwerijen BV One [Member] | License and technical assistance [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	License and technical assistance	License and technical assistance	License and technical assistance
Commitments made by entity, related party transactions	$ 12,444,232	$ 10,395,266		9,678,688
Related Party Transactions Charges Credits on Income	$ (12,444,232)	$ (10,395,266)	(10,395,266)		(9,678,688)
Heineken Brouwerijen BV Two [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Netherlands	Netherlands	Netherlands
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 182,716	$ 116,703		73,733
Related Party Transactions Charges Credits on Income	$ (182,716)	$ (116,703)	(116,703)		(73,733)
Societ des Produits Nestl SA [Member] | Royalties [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Switzerland	Switzerland	Switzerland
Description of nature of related party relationship	Royalty	Royalty	Royalty
Commitments made by entity, related party transactions	$ 671,730	$ 528,805	528,805		706,629
Related Party Transactions Charges Credits on Income	$ (671,730)	$ (528,805)	(528,805)		(706,629)
SAAM S.A. [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID		92,048,000-4	92,048,000-4
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Services received	Services received
Commitments made by entity, related party transactions		$ 0		11,453
Related Party Transactions Charges Credits on Income		$ 0		0
Ecor Ltda [Member] | Services received [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Bolivia	Bolivia	Bolivia
Description of nature of related party relationship	Services received	Services received	Services received
Commitments made by entity, related party transactions	$ 140,109	$ 157,818		67,426
Related Party Transactions Charges Credits on Income	$ (140,109)	$ (157,818)	(157,818)		(67,426)
Banco BASA SA. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,788	$ 1,458		0
Related Party Transactions Charges Credits on Income	$ 1,252	$ 797	797		0
Chajha SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 15,414	$ 4,284		2,003
Related Party Transactions Charges Credits on Income	$ 10,790	$ 893	893		1,318
Cigar Trading SRL [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,368	$ 704		671
Related Party Transactions Charges Credits on Income	$ 958	$ 368	368		392
Club Libertad [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 14,358	$ 3,304			7,697
Related Party Transactions Charges Credits on Income	$ 10,050	$ 1,412	1,412		4,737
Consignataria de Ganado S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 239	239		0
Related Party Transactions Charges Credits on Income	$ 0	$ 60	60		0
Emprendimientos Hoteleros S.A.E.C.A [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 14,681	$ 15,626	15,626		12,401
Related Party Transactions Charges Credits on Income	$ 10,277	$ 9,009	9,009		8,101
Fundacin ande Paraguay [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID		0-E	0-E
Country of incorporation		Paraguay	Paraguay
Description of nature of related party relationship		Sales of products	Sales of products
Commitments made by entity, related party transactions |			0		1,602
Related Party Transactions Charges Credits on Income |			0		947
Fundacin Ramn T Cartes [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 217	$ 3,860	3,860		217
Related Party Transactions Charges Credits on Income	$ 152	$ 1,005	1,005		107
Ganadera Las Pampas S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 13,611	$ 457	457		836
Related Party Transactions Charges Credits on Income	$ 9,528	$ 135	135		242
Grfica Editorial InterSudamericana S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 464	$ 967	967		5,973
Related Party Transactions Charges Credits on Income	$ 325	$ 665	665		4,154
La Misin S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 958	$ 774	774		871
Related Party Transactions Charges Credits on Income	$ 671	$ 543	543		610
Palermo S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 4,706	$ 3,161	3,161		4,069
Related Party Transactions Charges Credits on Income	$ 3,294	$ 1,040	1,040		2,825
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 40,417	$ 93,590	93,590		32,858
Related Party Transactions Charges Credits on Income	$ 28,293	$ 60,787	60,787		19,080
Tabacalera del Este S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E	0-E	0-E
Country of incorporation	Paraguay	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 14,215	$ 3,489	3,489		25,861
Related Party Transactions Charges Credits on Income	$ 9,950	2,152	2,152		16,339
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Loan [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Commitments made by entity, related party transactions	$ 10,000	0
Related Party Transactions Charges Credits on Income	$ 0	0
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Loan Repayment [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Loan payment
Commitments made by entity, related party transactions	$ 10,000	0
Related Party Transactions Charges Credits on Income	$ 0	0
Representaciones Chile Beer Kevin Michael Szot EIRL [Member] | Sale Of Shares [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Sale of shares
Commitments made by entity, related party transactions	$ 42,506	0
Related Party Transactions Charges Credits on Income	$ 0	$ 0
Yanghe Chile Spa [Member] | Dividends paid [Member]
Statement [Line Items]
Related Parties Tax ID	76,800,322-K	76,800,322-K	76,800,322-K
Country of incorporation	Chile	Chile	Chile
Description of nature of related party relationship	Dividends paid	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 1,338,697	$ 927,097		1,107,211
Related Party Transactions Charges Credits on Income	$ 0	0		$ 0
Cementos Concepcion SAE [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 4,823	0
Related Party Transactions Charges Credits on Income	$ 3,376	0
Ganadera Sofia SA [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 1,962	0
Related Party Transactions Charges Credits on Income	$ 1,374	0
Prana S A [Member] | Sales of products [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Sales of products
Commitments made by entity, related party transactions	$ 1,310	0
Related Party Transactions Charges Credits on Income	$ 917	$ 0